September 29, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Advantage Large Cap Value Fund, a series of BlackRock Large

Cap Series Funds, Inc., Post-Effective Amendment No. 99 to the Registration

Statement on Form N-1A (Securities Act File No. 333-89389, Investment

Company Act File No. 811-09637)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Large Cap Series Funds, Inc. (the “Registrant”), on behalf of its series BlackRock Advantage Large Cap Value Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on September 24, 2026.

Sincerely,

BlackRock Large Cap Series Funds, Inc,

/s/ Janey Ahn

Janey Ahn
Secretary of the Registrant